Vanguard Intermediate-Term Investment-Grade Fund Investment Objectives and Goals - Retail Prospectus [Member] - Vanguard Intermediate-Term Investment-Grade Fund	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard Intermediate-Term Investment-Grade Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Intermediate-Term Investment-Grade Fund (the “Fund”) seeks to provide a moderate and sustainable level of current income.